Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 6,396,488	$ 22,834
Accounts receivable, net	92,236	61,779
Other receivables and prepayments, net	23,923	18,867
Advance to suppliers	7,619	7,727
Inventories, net	812,920	1,085,016
Other taxes receivable	290,651	337,412
Marketable equity securities	286,957	143,478
Total Current Assets	7,910,794	1,677,113
Property and equipment, net	272,332	656,840
Total assets	8,183,126	2,333,953
CURRENT LIABILITIES:
Accounts payable	196,334	226,215
Advances from customers	138,157	267,365
Accrued expenses and other current liabilities (including rental payable to a related party of $74,776 and $75,834 at June, 30, 2020 and December 31, 2019, respectively)	904,861	1,530,473
Due to related parties- Short-term borrowings and interest payable	2,029,203	1,208,331
Warranty obligation	717	728
Total Current Liabilities	3,269,272	3,233,112
OTHER LIABILITIES
Warrants liability	689,934	389,630
Total Liabilities	3,959,206	3,622,742
SHAREHOLDERS’ (DEFICIT) EQUITY
Additional paid in capital	47,995,773	40,833,249
Accumulated deficit	(46,303,194)	(44,607,198)
Accumulated other comprehensive income	2,452,697	2,436,530
Total shareholders’ (deficit) equity	4,223,920	(1,288,789)
Total liabilities and shareholders’ (deficit) equity	8,183,126	2,333,953
Common Stock Class A
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock	48,299	18,285
Common Stock Class B
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock	$ 30,345	$ 30,345